Offerings - Offering: 1	Nov. 07, 2024 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered	320,121
Proposed Maximum Offering Price per Unit	574.72
Maximum Aggregate Offering Price	$ 183,979,941.12
Fee Rate	0.01531%
Amount of Registration Fee	$ 28,167.4
Offering Note
(1)
Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock that become issuable under the Registrant’s Amended and Restated 1997 Employee Stock Purchase Plan (the “ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant’s outstanding shares of common stock.

(2)	Reflects an automatic increase to the number of shares of Registrant’s common stock reserved for issuance under the ESPP, which increase is provided for in the ESPP.
(3)
Estimated in accordance with paragraphs (c) and (h) of Rule 457 under the Securities Act solely for the purpose of calculating the registration fee on the basis of 85% of $666.46 which represents the average of the high and low price per share of the Registrant’s common stock on November 4, 2024, as reported on the Nasdaq Global Select Market. Pursuant to the ESPP, the purchase price of the shares of the Registrant’s common stock reserved for issuance thereunder will be at least 85% of the lower of the fair market value on (i) the first trading day of the offering period or (ii) the purchase date.